Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial income or loss

	2023	2022	2021
Financial income
Interest income	1,469	1,050	440
Inflation indexation income on tax assets	51	16	1,042
Other	158	308	99
	1,678	1,374	1,581

Financial expenses
Interest expenses	(3,780)	(3,125)	(2,923)
Inflation indexation expenses on tax liabilities	(107)	(266)	(94)
Discounts granted	(14)	(129)	(76)
Loans transaction costs - amortization	(189)	(261)	(691)
Adjustment to present value - appropriation	(616)	(581)	(179)
Interest expense on leases	(281)	(203)	(174)
Other	(602)	(501)	(766)
	(5,589)	(5,066)	(4,903)

Derivatives and exchange rate variations, net
On financial assets	(751)	(522)	230
On financial liabilities	1,351	(50)	(4,233)
Gain on derivatives	83	636	246
Losses on derivatives	(172)	(597)	(1,004)
	511	(533)	(4,760)

Total	(3,400)	(4,225)	(8,082)

Schedule of effects from exchange variation

	End of year rate			Average rate
								Variation
	2023	2022	Variation	2023	2022	2021	2023/2022	2022/2021
U.S. dollar - Brazilian real	4.8413	5.2177	-7.21%	4.9953	5.1655	5.3956	-3.29%	-4.26%
Euro - Brazilian real	5.3516	5.5694	-3.91%	5.4023	5.4420	6.3784	-0.73%	-14.68%
Mexican peso - Brazilian real	0.2856	0.2667	7.09%	0.2816	0.2569	0.2660	9.61%	-3.44%
U.S. dollar - Mexican peso	16.9596	19.5720	-13.35%	17.7913	20.1249	20.2900	-11.60%	-0.81%
U.S. dollar - Euro	0.9046	0.9416	-3.93%	0.9246	0.9510	0.8458	-2.77%	12.44%